Property and Equipment, Net (Details) - Schedule of property and equipment net - USD ($)	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation, amortization	$ (2,371)	$ (1,952)		$ (1,115)
Property and equipment, net	129	548	[1]	1,385
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 2,500	$ 2,500		$ 2,500

[1]	The condensed balance sheet at December 31, 2020 has been derived from the audited financial statements at that date.